Impairment assessment of Jaguar Land Rover Business - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Recoverable value	₨ 59,654.0	₨ 272,066.9
Jaguar Land Rover [Member]
Statement [Line Items]
Percentage of long term growth rate	1.70%	1.90%	1.90%
Pre-tax discount rate	13.40%	13.60%	12.50%